Distribution Date:	06/17/24	JPMBB Commercial Mortgage Securities Trust 2014-C25
Determination Date:	06/11/24
Next Distribution Date:	07/17/24
Record Date:	05/31/24	Commercial Mortgage Pass-Through Certificates
Series 2014-C25

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	4		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	5		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	6
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	7
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	9		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	10-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	15-16	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	17-18		Attention: JPMBB 2014-C25 Transaction Manager		notices@pentalphasurveillance.com
Principal Prepayment Detail	19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	23
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	25		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46643PBA7	1.520700%	38,041,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46643PBB5	2.949300%	109,506,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46643PBC3	3.503300%	14,362,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4A1	46643PBD1	3.408000%	190,000,000.00	137,881,936.41	12,603,214.82	391,584.70	0.00	0.00	12,994,799.52	125,278,721.59	40.92%	30.00%
A-4A2	46643PAA8	3.408000%	85,000,000.00	61,684,024.19	5,638,280.32	175,182.63	0.00	0.00	5,813,462.95	56,045,743.87	40.92%	30.00%
A-5	46643PBE9	3.672000%	307,915,000.00	307,915,000.00	0.00	942,219.90	0.00	0.00	942,219.90	307,915,000.00	40.92%	30.00%
A-SB	46643PBF6	3.407400%	84,188,000.00	4,741,052.47	1,542,663.62	13,462.22	0.00	0.00	1,556,125.84	3,198,388.85	40.92%	30.00%
A-S	46643PBJ8	4.065100%	90,303,000.00	90,303,000.00	0.00	305,908.94	0.00	0.00	305,908.94	90,303,000.00	30.09%	22.38%
B	46643PBK5	4.347200%	51,813,000.00	51,813,000.00	0.00	187,701.23	0.00	0.00	187,701.23	51,813,000.00	23.87%	18.00%
C	46643PBL3	4.578554%	42,931,000.00	42,931,000.00	0.00	163,801.58	0.00	0.00	163,801.58	42,931,000.00	18.72%	14.38%
D	46643PAN0	4.078554%	78,460,000.00	78,460,000.00	0.00	266,669.44	0.00	0.00	266,669.44	78,460,000.00	9.31%	7.75%
E	46643PAQ3	3.332000%	28,128,000.00	28,128,000.00	0.00	78,102.08	0.00	0.00	78,102.08	28,128,000.00	5.94%	5.37%
F	46643PAS9	3.332000%	11,843,000.00	11,843,000.00	0.00	32,884.06	0.00	0.00	32,884.06	11,843,000.00	4.52%	4.37%
NR*	46643PAU4	3.332000%	51,812,811.74	37,646,267.23	0.00	3,982.85	0.00	0.00	3,982.85	37,646,267.23	0.00%	0.00%
BNB	46643PAW0	7.508800%	10,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46643PAY6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46643PBN9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,194,302,813.74	853,346,280.30	19,784,158.76	2,561,499.63	0.00	0.00	22,345,658.39	833,562,121.54

X-A	46643PBG4	0.937161%	919,315,000.00	602,525,013.07	0.00	470,552.62	0.00	0.00	470,552.62	582,740,854.31
X-B	46643PBH2	0.231354%	51,813,000.00	51,813,000.00	0.00	9,989.28	0.00	0.00	9,989.28	51,813,000.00
X-C	46643PAC4	0.000000%	42,931,000.00	42,931,000.00	0.00	0.00	0.00	0.00	0.00	42,931,000.00
X-D	46643PAE0	0.500000%	78,460,000.00	78,460,000.00	0.00	32,691.67	0.00	0.00	32,691.67	78,460,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-E	46643PAG5	1.246554%	28,128,000.00	28,128,000.00	0.00	29,219.22	0.00	0.00	29,219.22	28,128,000.00
X-F	46643PAJ9	1.246554%	11,843,000.00	11,843,000.00	0.00	12,302.45	0.00	0.00	12,302.45	11,843,000.00
X-NR	46643PAL4	1.246554%	51,812,811.74	37,646,267.23	0.00	39,106.75	0.00	0.00	39,106.75	37,646,267.23
Notional SubTotal			1,184,302,811.74	853,346,280.30	0.00	593,861.99	0.00	0.00	593,861.99	833,562,121.54

Deal Distribution Total					19,784,158.76	3,155,361.62	0.00	0.00	22,939,520.38

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46643PBA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46643PBB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46643PBC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4A1	46643PBD1	725.69440216	66.33270958	2.06097211	0.00000000	0.00000000	0.00000000	0.00000000	68.39368168	659.36169258
A-4A2	46643PAA8	725.69440224	66.33270965	2.06097212	0.00000000	0.00000000	0.00000000	0.00000000	68.39368176	659.36169259
A-5	46643PBE9	1,000.00000000	0.00000000	3.06000000	0.00000000	0.00000000	0.00000000	0.00000000	3.06000000	1,000.00000000
A-SB	46643PBF6	56.31506236	18.32403217	0.15990664	0.00000000	0.00000000	0.00000000	0.00000000	18.48393880	37.99103019
A-S	46643PBJ8	1,000.00000000	0.00000000	3.38758336	0.00000000	0.00000000	0.00000000	0.00000000	3.38758336	1,000.00000000
B	46643PBK5	1,000.00000000	0.00000000	3.62266671	0.00000000	0.00000000	0.00000000	0.00000000	3.62266671	1,000.00000000
C	46643PBL3	1,000.00000000	0.00000000	3.81546155	0.00000000	0.00000000	0.00000000	0.00000000	3.81546155	1,000.00000000
D	46643PAN0	1,000.00000000	0.00000000	3.39879480	0.00000000	0.00000000	0.00000000	0.00000000	3.39879480	1,000.00000000
E	46643PAQ3	1,000.00000000	0.00000000	2.77666667	0.00000000	0.00000000	0.00000000	0.00000000	2.77666667	1,000.00000000
F	46643PAS9	1,000.00000000	0.00000000	2.77666639	0.00000000	0.00000000	0.00000000	0.00000000	2.77666639	1,000.00000000
NR	46643PAU4	726.58220941	0.00000000	0.07686998	1.94060671	88.11571186	0.00000000	0.00000000	0.07686998	726.58220941
BNB	46643PAW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46643PAY6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46643PBN9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46643PBG4	655.40648534	0.00000000	0.51185135	0.00000000	0.00000000	0.00000000	0.00000000	0.51185135	633.88594150
X-B	46643PBH2	1,000.00000000	0.00000000	0.19279486	0.00000000	0.00000000	0.00000000	0.00000000	0.19279486	1,000.00000000
X-C	46643PAC4	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46643PAE0	1,000.00000000	0.00000000	0.41666671	0.00000000	0.00000000	0.00000000	0.00000000	0.41666671	1,000.00000000
X-E	46643PAG5	1,000.00000000	0.00000000	1.03879480	0.00000000	0.00000000	0.00000000	0.00000000	1.03879480	1,000.00000000
X-F	46643PAJ9	1,000.00000000	0.00000000	1.03879507	0.00000000	0.00000000	0.00000000	0.00000000	1.03879507	1,000.00000000
X-NR	46643PAL4	726.58220941	0.00000000	0.75476989	0.00000000	0.00000000	0.00000000	0.00000000	0.75476989	726.58220941

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4A1	05/01/24 - 05/30/24	30	0.00	391,584.70	0.00	391,584.70	0.00	0.00	0.00	391,584.70	0.00
A-4A2	05/01/24 - 05/30/24	30	0.00	175,182.63	0.00	175,182.63	0.00	0.00	0.00	175,182.63	0.00
A-5	05/01/24 - 05/30/24	30	0.00	942,219.90	0.00	942,219.90	0.00	0.00	0.00	942,219.90	0.00
A-SB	05/01/24 - 05/30/24	30	0.00	13,462.22	0.00	13,462.22	0.00	0.00	0.00	13,462.22	0.00
X-A	05/01/24 - 05/30/24	30	0.00	470,552.62	0.00	470,552.62	0.00	0.00	0.00	470,552.62	0.00
X-B	05/01/24 - 05/30/24	30	0.00	9,989.28	0.00	9,989.28	0.00	0.00	0.00	9,989.28	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	05/01/24 - 05/30/24	30	0.00	32,691.67	0.00	32,691.67	0.00	0.00	0.00	32,691.67	0.00
X-E	05/01/24 - 05/30/24	30	0.00	29,219.22	0.00	29,219.22	0.00	0.00	0.00	29,219.22	0.00
X-F	05/01/24 - 05/30/24	30	0.00	12,302.45	0.00	12,302.45	0.00	0.00	0.00	12,302.45	0.00
X-NR	05/01/24 - 05/30/24	30	0.00	39,106.75	0.00	39,106.75	0.00	0.00	0.00	39,106.75	0.00
A-S	05/01/24 - 05/30/24	30	0.00	305,908.94	0.00	305,908.94	0.00	0.00	0.00	305,908.94	0.00
B	05/01/24 - 05/30/24	30	0.00	187,701.23	0.00	187,701.23	0.00	0.00	0.00	187,701.23	0.00
C	05/01/24 - 05/30/24	30	0.00	163,801.58	0.00	163,801.58	0.00	0.00	0.00	163,801.58	0.00
D	05/01/24 - 05/30/24	30	0.00	266,669.44	0.00	266,669.44	0.00	0.00	0.00	266,669.44	0.00
E	05/01/24 - 05/30/24	30	0.00	78,102.08	0.00	78,102.08	0.00	0.00	0.00	78,102.08	0.00
F	05/01/24 - 05/30/24	30	0.00	32,884.06	0.00	32,884.06	0.00	0.00	0.00	32,884.06	0.00
NR	05/01/24 - 05/30/24	30	4,464,974.50	104,531.14	0.00	104,531.14	100,548.29	0.00	0.00	3,982.85	4,565,522.79
BNB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			4,464,974.50	3,255,909.91	0.00	3,255,909.91	100,548.29	0.00	0.00	3,155,361.62	4,565,522.79

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46643PBJ8	4.065100%	90,303,000.00	90,303,000.00	0.00	305,908.94	0.00	0.00	305,908.94	90,303,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46643PBK5	4.347200%	51,813,000.00	51,813,000.00	0.00	187,701.23	0.00	0.00	187,701.23	51,813,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46643PBL3	4.578554%	42,931,000.00	42,931,000.00	0.00	163,801.58	0.00	0.00	163,801.58	42,931,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			185,047,000.03	185,047,000.00	0.00	657,411.75	0.00	0.00	657,411.75	185,047,000.00

Exchangeable Certificate Details
EC	46643PBM1	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	22,939,520.38
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,269,354.14	Master Servicing Fee	8,888.32
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,582.34
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	367.41
ARD Interest	0.00	Senior Trust Advisor Fee	1,396.17
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	13,444.25
Total Interest Collected	3,269,354.14

Principal		Expenses/Reimbursements
Scheduled Principal	19,784,158.77	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	74,732.15
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	21,703.72
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	4,112.42
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	19,784,158.77	Total Expenses/Reimbursements	100,548.29

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,155,361.62
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	19,784,158.76
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	22,939,520.38
Total Funds Collected	23,053,512.91	Total Funds Distributed	23,053,512.92

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	853,346,280.30	853,346,280.30	Beginning Certificate Balance	853,346,280.30
(-) Scheduled Principal Collections	19,784,158.77	19,784,158.77	(-) Principal Distributions	19,784,158.76
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	(0.01)	(0.01)	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	833,562,121.54	833,562,121.54	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	854,924,192.15	854,924,192.15	Ending Certificate Balance	833,562,121.54
Ending Actual Collateral Balance	835,200,007.83	835,200,007.83

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.58%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	181,104,613.70	21.73%	4	4.6102	NAP	Defeased	16	181,104,613.70	21.73%	4	4.6102	NAP
	9,999,999 or less	17	108,367,349.43	13.00%	4	4.6681	1.481274	1.35 or less	11	173,743,257.04	20.84%	4	4.4298	0.876941
10,000,000 to 19,999,999		6	88,920,328.42	10.67%	4	4.5019	1.700347	1.36 to 1.45	3	109,863,583.37	13.18%	4	4.4692	1.373990
20,000,000 to 24,999,999		1	21,698,398.48	2.60%	5	4.5300	1.570000	1.46 to 1.55	2	24,553,178.74	2.95%	4	4.5769	1.471947
25,000,000 to 49,999,999		7	222,005,609.65	26.63%	4	4.1971	2.516660	1.56 to 1.65	2	25,220,206.83	3.03%	5	4.6435	1.579775
	50,000,000 or greater	3	211,465,821.86	25.37%	4	4.4131	1.493811	1.66 to 1.80	1	12,185,306.33	1.46%	5	4.5600	1.750000
	Totals	50	833,562,121.54	100.00%	4	4.4441	1.812695	1.81 to 2.00	4	80,251,136.46	9.63%	4	4.6047	1.861344
								2.01 or greater	11	226,640,839.07	27.19%	4	4.2103	2.957939
								Totals	50	833,562,121.54	100.00%	4	4.4441	1.812695
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	95	181,104,613.70	21.73%	4	4.6102	NAP
							Defeased	95	181,104,613.70	21.73%	4	4.6102	NAP
California	3	48,495,260.71	5.82%	5	4.4953	2.040560
							Industrial	1	17,428,974.38	2.09%	5	4.5000	1.350000
Colorado	3	28,862,518.01	3.46%	4	4.6053	0.991974
							Lodging	6	73,156,710.79	8.78%	4	4.6482	1.929911
Delaware	1	12,863,893.22	1.54%	3	4.4300	1.970000
							Mixed Use	2	30,854,411.35	3.70%	3	4.0219	2.461489
Florida	3	17,499,606.29	2.10%	4	4.7003	2.783821
							Multi-Family	1	3,521,808.35	0.42%	4	5.3430	1.640000
Georgia	1	34,013,884.46	4.08%	4	4.3440	3.120000
							Office	10	291,664,691.91	34.99%	4	4.4758	1.561207
Illinois	4	50,365,753.67	6.04%	5	4.4100	0.481561
							Retail	13	223,700,317.19	26.84%	4	4.2381	2.125227
Kentucky	3	11,158,326.90	1.34%	3	4.9207	1.819528
							Self Storage	1	12,130,593.87	1.46%	5	4.5000	3.560000
Louisiana	1	6,914,187.37	0.83%	4	4.3900	1.410000
							Totals	129	833,562,121.54	100.00%	4	4.4441	1.812695
Michigan	1	25,235,379.04	3.03%	5	4.8400	1.880000

Mississippi	1	58,711,984.16	7.04%	3	4.2900	1.190000

Missouri	1	100,253,837.70	12.03%	4	4.4685	1.370000

Montana	1	17,428,974.38	2.09%	5	4.5000	1.350000

New York	2	32,184,499.33	3.86%	3	4.0520	2.525775

North Carolina	1	9,886,910.38	1.19%	4	4.7800	1.460000

Oklahoma	1	5,854,411.35	0.70%	5	4.4100	0.290000

Pennsylvania	1	9,530,158.43	1.14%	4	4.7370	1.300000

Rhode Island	1	12,185,306.33	1.46%	5	4.5600	1.750000

Texas	4	165,187,864.20	19.82%	4	4.1843	2.679253

Virginia	1	5,824,751.91	0.70%	4	4.8710	1.100000

Totals	129	833,562,121.54	100.00%	4	4.4441	1.812695

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	181,104,613.70	21.73%	4	4.6102	NAP	Defeased	16	181,104,613.70	21.73%	4	4.6102	NAP
	4.40000% or less	8	231,097,326.70	27.72%	4	4.1104	2.318992	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	14	331,498,945.70	39.77%	4	4.4841	1.587844	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	7	48,630,161.24	5.83%	4	4.6960	1.547750	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	2	31,060,130.95	3.73%	5	4.8458	1.733725	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% or greater	3	10,170,943.25	1.22%	4	5.3306	2.850053	49 months or greater	34	652,457,507.84	78.27%	4	4.3980	1.870446
	Totals	50	833,562,121.54	100.00%	4	4.4441	1.812695	Totals	50	833,562,121.54	100.00%	4	4.4441	1.812695
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	181,104,613.70	21.73%	4	4.6102	NAP	Defeased	16	181,104,613.70	21.73%	4	4.6102	NAP
	60 months or less	34	652,457,507.84	78.27%	4	4.3980	1.870446	Interest Only	21	553,230,159.45	66.37%	4	4.3561	1.923169
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	239 months or less	4	16,747,336.08	2.01%	4	4.9125	2.769481
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months to 299 months	9	82,480,012.31	9.89%	4	4.5742	1.334259
	Totals	50	833,562,121.54	100.00%	4	4.4441	1.812695	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	50	833,562,121.54	100.00%	4	4.4441	1.812695
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	181,104,613.70	21.73%	4	4.6102	NAP	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		1	36,500,000.00	4.38%	4	3.8327	3.340000	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	31	581,862,410.79	69.80%	4	4.4502	1.753690	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	2	34,095,097.05	4.09%	3	4.1121	2.289770
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	50	833,562,121.54	100.00%	4	4.4441	1.812695
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	302850001	OF	Creve Coeur	MO	Actual/360	4.468%	386,391.82	163,099.71	0.00	N/A	10/01/24	--	100,416,937.40	100,253,837.70	06/01/24
3	302591166	RT	Grapevine	TX	Actual/360	3.833%	120,463.89	0.00	0.00	N/A	10/01/24	--	36,500,000.00	36,500,000.00	06/01/24
4	883100306	RT	Tupelo	MS	Actual/360	4.290%	217,312.47	113,858.10	0.00	N/A	09/06/24	--	58,825,842.26	58,711,984.16	06/06/24
5	28000543	OF	Houston	TX	Actual/360	4.445%	200,951.04	0.00	0.00	10/06/24	10/06/27	--	52,500,000.00	52,500,000.00	06/06/24
6	302680010	LO	Houston	TX	Actual/360	4.486%	153,598.01	74,036.20	0.00	N/A	10/01/24	--	39,761,900.40	39,687,864.20	03/01/23
7	28000532	OF	Atlanta	GA	Actual/360	4.344%	127,446.38	56,613.26	0.00	N/A	10/06/24	--	34,070,497.72	34,013,884.46	06/06/24
8	302850008	MF	Various	FL	Actual/360	4.651%	105,827.61	47,583.69	0.00	N/A	11/01/24	--	26,426,394.32	26,378,810.63	06/01/24
9	28000536	Various Various		Various	Actual/360	4.787%	112,081.11	60,799.24	0.00	N/A	09/06/24	--	27,190,036.88	27,129,237.64	06/06/24
10	302850010	OF	Rosemont	IL	Actual/360	4.220%	91,285.56	52,142.63	0.00	11/01/24	12/01/25	--	25,120,624.58	25,068,481.95	01/01/24
11	695100394	OF	Southfield	MI	Actual/360	4.840%	105,373.34	47,481.56	0.00	N/A	11/06/24	--	25,282,860.60	25,235,379.04	06/06/24
12	883100299	MF	New York	NY	Actual/360	4.280%	100,892.08	0.00	0.00	N/A	09/06/24	--	27,375,000.00	27,375,000.00	06/06/24
13	883100295	MU	Staten Island	NY	Actual/360	3.931%	84,625.69	0.00	0.00	N/A	09/06/24	--	25,000,000.00	25,000,000.00	03/06/24
14	28000551	RT	Chatsworth	CA	Actual/360	4.530%	84,777.25	34,713.06	0.00	N/A	11/06/24	--	21,733,111.54	21,698,398.48	06/06/24
15	695100345	MF	Plano	TX	Actual/360	4.457%	56,379.19	27,811.11	0.00	N/A	08/06/24	--	14,689,837.84	14,662,026.73	06/06/24
16	695100344	MF	Frisco	TX	Actual/360	4.457%	18,230.40	8,992.81	0.00	N/A	08/06/24	--	4,750,007.52	4,741,014.71	06/06/24
18	28000528	Various Greensboro		NC	Actual/360	4.671%	74,352.46	18,485,289.61	0.00	N/A	09/06/24	06/06/24	18,485,289.61	0.00	06/06/24
19	28000530	OF	Greenwood Village	CO	Actual/360	4.562%	77,297.75	31,412.31	0.00	N/A	10/06/24	--	19,676,704.57	19,645,292.26	06/06/24
20	302850020	IN	Billings	MT	Actual/360	4.500%	67,693.17	40,230.80	0.00	11/05/24	11/05/44	--	17,469,205.18	17,428,974.38	06/05/24
23	302850023	RT	Vallejo	CA	Actual/360	4.440%	56,205.39	34,357.38	0.00	N/A	10/01/24	--	14,700,625.74	14,666,268.36	06/01/24
24	302850024	OF	Providence	RI	Actual/360	4.560%	47,941.89	24,004.29	0.00	N/A	11/01/24	--	12,209,310.62	12,185,306.33	06/01/24
25	883100302	RT	Middletown	DE	Actual/360	4.430%	49,153.06	21,201.78	0.00	N/A	09/06/24	--	12,885,095.00	12,863,893.22	06/06/24
26	28000546	SS	Carson	CA	Actual/360	4.500%	47,093.04	22,449.52	0.00	N/A	11/06/24	--	12,153,043.39	12,130,593.87	06/06/24
27	28000529	RT	Westminster	CO	Actual/360	4.610%	47,060.89	23,253.29	0.00	N/A	10/06/25	--	11,854,959.00	11,831,705.71	06/06/24
29	883100313	OF	Various	TN	Actual/360	4.800%	43,032.15	23,075.68	0.00	N/A	07/06/24	--	10,411,004.56	10,387,928.88	06/06/24
30	302850030	MF	East Orange	NJ	Actual/360	4.450%	34,605.37	25,840.88	0.00	N/A	08/01/24	--	9,030,760.32	9,004,919.44	06/01/24
31	883100304	LO	Charlotte	NC	Actual/360	4.780%	40,786.29	22,028.57	0.00	N/A	10/06/24	--	9,908,938.95	9,886,910.38	06/06/24
33	302850033	OF	Schaumburg	IL	Actual/360	4.610%	36,187.51	20,782.37	0.00	N/A	10/05/24	--	9,115,879.42	9,095,097.05	06/05/24
34	883100311	LO	Warminster	PA	Actual/360	4.737%	38,949.14	18,345.90	0.00	N/A	10/06/24	--	9,548,504.33	9,530,158.43	06/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
37	883100321	RT	Jacksonville	FL	Actual/360	4.300%	31,135.64	19,935.09	0.00	N/A	11/06/24	--	8,408,723.85	8,388,788.76	06/06/24
38	883100315	RT	Decatur	IL	Actual/360	4.580%	34,167.32	16,977.66	0.00	N/A	11/06/24	--	8,663,358.13	8,646,380.47	06/06/23
39	695100391	MF	Various	IL	Actual/360	4.490%	35,736.38	14,872.75	0.00	N/A	11/06/24	--	9,242,830.27	9,227,957.52	06/06/24
40	28000544	LO	Various	TX	Actual/360	4.950%	30,297.13	31,185.47	0.00	N/A	10/06/24	--	7,107,830.41	7,076,644.94	06/06/24
41	28000531	SS	San Diego	CA	Actual/360	4.515%	33,687.56	16,054.98	0.00	N/A	10/06/24	07/06/24	8,664,682.16	8,648,627.18	06/06/24
42	28000527	MU	Baltimore	MD	Actual/360	4.900%	34,193.43	17,817.79	0.00	N/A	09/06/24	--	8,103,775.20	8,085,957.41	06/06/24
43	695100389	RT	Rockford	IL	Actual/360	4.605%	30,020.81	14,861.72	0.00	10/06/24	10/06/27	--	7,570,655.92	7,555,794.20	06/06/24
44	302850044	OF	Baton Rouge	LA	Actual/360	4.390%	26,199.23	16,315.25	0.00	N/A	10/05/24	--	6,930,502.62	6,914,187.37	06/05/24
45	28000534	OF	Denver	CO	Actual/360	4.580%	26,695.10	15,499.51	0.00	N/A	10/06/24	--	6,768,725.26	6,753,225.75	06/06/24
46	695100387	RT	New York	NY	Actual/360	4.473%	27,717.88	11,678.54	0.00	N/A	10/06/24	--	7,196,177.87	7,184,499.33	06/06/24
47	28000541	RT	Glen Allen	VA	Actual/360	4.871%	24,486.58	13,069.97	0.00	N/A	10/06/24	--	5,837,821.88	5,824,751.91	06/06/24
50	695100393	MU	Tulsa	OK	Actual/360	4.410%	22,276.99	11,814.93	0.00	N/A	11/06/24	--	5,866,226.28	5,854,411.35	06/06/24
51	302850051	LO	Franklin	KY	Actual/360	4.740%	20,238.18	17,351.61	0.00	N/A	09/05/24	--	4,958,311.86	4,940,960.25	06/05/24
52	28000542	LO	Daytona Beach	FL	Actual/360	4.700%	19,999.03	15,737.42	0.00	N/A	10/06/24	--	4,941,420.05	4,925,682.63	06/06/24
53	695100386	RT	Johnstown	PA	Actual/360	4.723%	20,045.68	8,815.49	0.00	N/A	10/06/24	--	4,928,827.71	4,920,012.22	06/06/24
55	28000538	LO	Jupiter	FL	Actual/360	5.503%	19,895.68	13,422.14	0.00	N/A	10/06/24	--	4,198,557.04	4,185,134.90	06/06/24
56	28000547	MU	St Augustine	FL	Actual/360	4.800%	17,968.39	9,576.54	0.00	N/A	09/06/24	--	4,347,192.10	4,337,615.56	06/06/24
58	695100388	Various Various		VA	Actual/360	4.617%	16,329.13	9,353.91	0.00	N/A	10/06/24	--	4,107,182.95	4,097,829.04	06/06/24
60	883100296	RT	Owensboro	KY	Actual/360	4.700%	10,975.79	16,372.79	0.00	N/A	09/06/24	--	2,711,931.09	2,695,558.30	06/06/24
61	28000537	MF	Bowling Green	KY	Actual/360	5.343%	16,236.67	7,198.40	0.00	N/A	10/06/24	--	3,529,006.75	3,521,808.35	05/06/24
62	28000539	RT	Rochester Hills	MI	Actual/360	5.050%	13,942.38	6,843.06	0.00	N/A	10/06/24	07/06/24	3,206,169.15	3,199,326.09	06/06/24
64	28000540	RT	Bennett	CO	Actual/360	5.020%	10,651.32	0.00	0.00	10/06/24	10/06/44	--	2,464,000.00	2,464,000.00	06/06/24
3A	302591167	RT	Grapevine	TX	Actual/360	3.833%	120,463.89	0.00	0.00	N/A	10/01/24	--	36,500,000.00	36,500,000.00	06/01/24
Totals							3,269,354.14	19,784,158.77	0.00				853,346,280.30	833,562,121.54
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	10,455,585.32	2,624,367.60	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	41,818,705.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	6,860,732.54	1,324,495.15	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,005,196.23	1,258,764.99	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	8,802,651.00	0.00	--	--	04/11/24	8,783,253.62	2,094,741.97	193,441.50	2,857,113.94	0.00	0.00
7	7,619,149.57	1,846,033.65	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	165,743.59	0.00	--	--	01/11/24	8,505,679.69	181,380.08	112,079.61	563,823.44	0.00	0.00
11	4,063,149.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	0.00	813,857.05	01/01/23	03/31/23	05/13/24	0.00	0.00	84,436.25	250,827.76	0.00	0.00
14	2,505,275.71	575,126.64	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	1,683,851.30	974,266.32	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,773,686.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	820,890.68	444,737.31	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,534,813.15	414,929.02	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,773,367.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	2,750,897.60	2,243,299.78	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	1,296,253.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	(104,608.70)	339,555.56	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,024,761.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
37	1,255,431.11	346,387.88	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	524,092.00	0.00	--	--	11/13/23	2,567,572.37	405,761.75	40,964.17	507,026.11	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	1,320,110.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	814,097.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	949,032.68	166,490.96	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
46	469,479.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	524,195.60	0.00	--	--	--	0.00	33,555.24	0.00	0.00	0.00	0.00
50	190,856.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	1,219,780.84	1,093,034.30	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1,457,448.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	0.00	480,555.95	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	483,308.44	133,249.30	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
61	479,436.20	0.00	--	--	--	0.00	0.00	23,419.88	23,419.88	0.00	0.00
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	244,427.90	61,106.98	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	109,781,797.24	15,140,258.44				19,856,505.68	2,715,439.04	454,341.41	4,202,211.13	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/24	0	0.00	1	25,000,000.00	3	73,402,726.62	0	0.00	2	48,334,244.67	0	0.00	0	0.00	0	0.00	4.444071%	4.397715%	4
05/17/24	1	19,676,704.57	1	25,000,000.00	3	73,545,883.11	0	0.00	2	48,425,258.53	0	0.00	0	0.00	0	0.00	4.449154%	4.403548%	5
04/17/24	1	25,000,000.00	1	25,175,518.86	2	48,521,966.40	0	0.00	2	48,521,966.40	0	0.00	0	0.00	0	0.00	4.449828%	4.404363%	6
03/15/24	2	44,968,913.11	1	25,000,000.00	2	48,612,255.08	0	0.00	2	48,612,255.08	0	0.00	0	0.00	0	0.00	4.449995%	4.425985%	7
02/16/24	1	25,000,000.00	0	0.00	2	48,714,334.11	0	0.00	2	48,714,334.11	0	0.00	0	0.00	0	0.00	4.450181%	4.403176%	8
01/18/24	0	0.00	0	0.00	3	74,139,987.28	0	0.00	2	48,803,879.66	0	0.00	0	0.00	0	0.00	4.450346%	4.403341%	9
12/15/23	0	0.00	0	0.00	4	99,280,360.55	0	0.00	2	48,893,079.30	0	0.00	0	0.00	0	0.00	4.450509%	4.403504%	10
11/17/23	0	0.00	1	25,441,241.08	3	73,988,038.03	0	0.00	2	48,988,038.03	0	0.00	0	0.00	0	0.00	4.450681%	4.403676%	11
10/17/23	1	25,492,034.05	0	0.00	3	74,076,526.25	0	0.00	2	49,076,526.25	0	0.00	0	0.00	0	0.00	4.450842%	4.403837%	12
09/15/23	1	25,545,626.79	2	33,802,254.62	1	40,368,544.47	0	0.00	2	49,170,799.09	0	0.00	0	0.00	0	0.00	4.451012%	4.404007%	13
08/17/23	1	25,000,000.00	0	0.00	2	49,258,581.30	0	0.00	2	49,258,581.30	0	0.00	0	0.00	1	8,930,438.05	4.451171%	4.404166%	14
07/17/23	1	25,000,000.00	0	0.00	2	49,346,024.40	0	0.00	2	49,346,024.40	0	0.00	0	0.00	0	0.00	4.452842%	4.405896%	15
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	302680010	03/01/23	14	6	193,441.50	2,857,113.94	0.00	40,802,961.60	05/18/20	7	08/31/21		09/14/22
10	302850010	01/01/24	4	6	112,079.61	563,823.44	784.48	25,336,107.62	05/30/23	2
13	883100295	03/06/24	2	2	84,436.25	250,827.76	25.00	25,000,000.00	06/02/20	13
38	883100315	06/06/23	11	6	40,964.17	507,026.11	33,846.00	8,852,279.75	05/21/20	7			06/02/21
61	28000537	05/06/24	0	B	23,419.88	23,419.88	0.00	3,529,006.75
Totals					454,341.41	4,202,211.13	34,655.48	103,520,355.72
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		716,713,165	643,378,921	25,000,000		48,334,245
7 - 12 Months		0	0	0		0
13 - 24 Months		36,900,188	11,831,706	25,068,482		0
25 - 36 Months		0	0	0		0
37 - 48 Months		60,055,794	60,055,794	0		0
49 - 60 Months		0	0	0		0
> 60 Months		19,892,974	19,892,974	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-24	833,562,122	735,159,395	0	25,000,000	25,068,482	48,334,245
May-24	853,346,280	735,123,693	19,676,705	25,000,000	25,120,625	48,425,259
Apr-24	858,605,575	759,908,090	25,000,000	25,175,519	0	48,521,966
Mar-24	859,943,481	741,362,313	44,968,913	25,000,000	0	48,612,255
Feb-24	861,447,300	787,732,966	25,000,000	0	0	48,714,334
Jan-24	862,774,099	788,634,112	0	0	25,336,108	48,803,880
Dec-23	864,095,712	764,815,352	0	0	50,387,281	48,893,079
Nov-23	865,498,241	766,068,962	0	25,441,241	25,000,000	48,988,038
Oct-23	866,809,206	767,240,646	25,492,034	0	25,000,000	49,076,526
Sep-23	868,201,469	768,485,044	25,545,627	25,000,000	0	49,170,799
Aug-23	869,501,868	795,243,287	25,000,000	0	0	49,258,581
Jul-23	879,756,708	805,410,684	25,000,000	0	0	49,346,024
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	302680010	39,687,864.20	40,802,961.60	69,800,000.00	02/06/24	8,802,651.00	1.81000	12/31/23	10/01/24	I/O
10	302850010	25,068,481.95	25,336,107.62	12,400,000.00	10/20/23	(201,380.41)	(0.12000)	12/31/23	12/01/25	I/O
13	883100295	25,000,000.00	25,000,000.00	35,200,000.00	05/06/24	741,513.05	2.97000	03/31/23	09/06/24	I/O
19	28000530	19,645,292.26	19,645,292.26	31,000,000.00	08/13/14	804,696.57	0.82000	09/30/23	10/06/24	I/O
38	883100315	8,646,380.47	8,852,279.75	7,500,000.00	10/05/23	478,205.00	0.78000	12/31/23	11/06/24	I/O
Totals		118,048,018.88	119,636,641.23	155,900,000.00		10,625,685.21

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
6	302680010	LO	TX	05/18/20	7

The Loan transferred for Imminent Monetary Default at the Borrower's request as a result of the COVID-19 pandemic. Borrower filed BK11. Borrower agreed to transfer title back to the Lender and a Deed in Lieu was completed. The property transferred to REO on 9/14/22. Property was under contract end of 2023, but buyer did not perform. Asset Management is proceeding with original business plan to sell in 2025. TTM RevPAR index 108.5% per February 2024 STR.

10	302850010	OF	IL	05/30/23	2
	The Loan transferred to the Special Servicer on 5/30/2023. A PNL has been executed. Court-appointed receiver in place. Special Servicer is evaluating all options.

13	883100295	MU	NY	06/02/20	13

Loan transferred for Monetary Default as a result of the Covid-19 pandemic. On July 31, 2020, a Notice of Default was sent as a result of the Borrower making partial payments on the Loan. On July 18, 2022, an additional Notice of Default was sent as the Borrower failed to provide a replacement guarantor acceptable to the Lender within thirty (30) days of the Guarantor's death (October 30, 2015). Lender has entered into an agreement with the Borrower in which the Loan has been

	brought current. Additionally , as part of the agreement the Borrower has replaced the deceased guarantor, implemented cash management for remainder of the term, and remitted excess cash.

19	28000530	OF	CO	02/29/24	13

The Loan transferred to Special Servicing on 02/29/2024 due to imminent monetary default. Special Servicer is currently evaluating the Loan and collateral. Borrower has executed PNL and engaged a workout consultant. First proposal has been

	rejected; looking at other options to bring the loan current.

38	883100315	RT	IL	05/21/20	7
	Lender took title to the property via a Deed-in-Lieu of Foreclosure on 6/3/2021. Mid America is the Property Manager.					Assessing sale options.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 29

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
36	302850036	08/17/22	8,497,312.00	15,000,000.00	8,964,086.14	145,151.62	8,964,086.14	8,818,934.52	0.00	0.00	(464.20)	464.20	0.00%
49	302850049	10/19/20	6,027,612.51	2,900,000.00	2,460,297.16	1,264,946.47	2,460,297.16	1,195,350.69	4,832,261.82	0.00	20,415.01	4,811,846.81	68.74%
54	695100376	08/17/21	4,361,798.75	1,800,000.00	1,293,559.00	1,293,559.00	1,293,559.00	0.00	4,361,798.75	0.00	263,271.87	4,098,526.88	74.51%
59	28000548	01/17/20	4,102,907.67	2,950,000.00	1,438,824.26	620,797.02	1,438,824.26	818,027.24	3,284,880.43	0.00	302,955.69	2,981,924.74	66.56%
63	695100392	08/17/21	2,675,500.58	1,200,000.00	1,673,405.66	472,005.59	1,673,405.66	1,201,400.07	1,474,100.51	0.00	99,682.09	1,374,418.42	45.81%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			25,665,131.51	23,850,000.00	15,830,172.22	3,796,459.70	15,830,172.22	12,033,712.52	13,953,041.51	0.00	685,860.46	13,267,181.05

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	08/17/22	0.00	0.02	0.00	0.00	0.00	0.00	0.00	0.00	3,284,880.43
		02/18/20	0.00	0.02	0.00	0.00	0.00	0.00	0.00	0.00
		01/17/20	0.00	0.00	0.00	(3,284,880.43)	0.00	3,284,880.43	0.00	0.00
36	302850036	08/25/22	0.00	0.00	0.00	0.00	0.00	464.20	0.00	0.00	464.20
49	302850049	06/16/23	0.00	0.00	4,811,846.81	0.00	0.00	(1,184.62)	0.00	0.00	4,811,846.81
		04/17/23	0.00	0.00	4,813,031.43	0.00	0.00	(3,141.02)	0.00	0.00
		10/17/22	0.00	0.00	4,816,172.45	0.00	0.00	(23,014.99)	0.00	0.00
		11/18/20	0.00	0.00	4,839,187.44	0.00	0.00	6,925.62	0.00	0.00
		10/19/20	0.00	0.00	4,832,261.82	0.00	0.00	4,832,261.82	0.00	0.00
54	695100376	06/16/23	0.00	0.00	4,098,526.88	0.00	0.00	(70,221.87)	0.00	0.00	4,098,526.88
		01/18/22	0.00	0.00	4,168,748.75	0.00	0.00	(193,050.00)	0.00	0.00
		08/17/21	0.00	0.00	4,361,798.75	0.00	0.00	4,361,798.75	0.00	0.00
59	28000548	08/17/23	0.00	0.00	2,981,924.74	0.00	0.00	(1,808.30)	0.00	0.00	2,981,924.74
		07/17/23	0.00	0.00	2,983,733.04	0.00	0.00	(6,495.75)	0.00	0.00
		06/16/23	0.00	0.00	2,990,228.79	0.00	0.00	(57,998.16)	0.00	0.00
		08/17/22	0.00	0.00	3,048,226.95	0.00	0.00	(41,357.13)	0.00	0.00
		12/17/21	0.00	0.00	3,089,584.08	0.00	0.00	(84,368.52)	0.00	0.00
		10/19/20	0.00	0.00	3,173,952.60	0.00	0.00	1,650.00	0.00	0.00
		09/17/20	0.00	0.00	3,172,302.60	0.00	0.00	8,775.50	0.00	0.00
		05/15/20	0.00	0.00	3,163,527.10	0.00	0.00	(116,677.10)	0.00	0.00
		02/18/20	0.00	0.00	3,280,204.20	0.00	0.00	(4,676.23)	0.00	0.00
		01/17/20	0.00	0.00	3,284,880.43	0.00	0.00	3,284,880.43	0.00	0.00
63	695100392	05/17/23	0.00	0.00	1,374,418.42	0.00	0.00	(99,682.09)	0.00	0.00	1,374,418.42
		08/17/21	0.00	0.00	1,474,100.51	0.00	0.00	1,474,100.51	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.04	13,266,716.85	(3,284,880.43)	0.00	16,552,061.48	0.00	0.00	16,552,061.48

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	0.00	0.00	3,311.71	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	8,559.85	0.00	0.00	33,891.40	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	5,407.91	0.00	0.00	30,725.59	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	4,235.96	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	3,500.00	0.00	0.00	10,115.16	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	0.00	0.00	425.14	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	0.00	0.00	375.57	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	21,703.72	0.00	4,112.42	74,732.15	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		100,548.29

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29